Account receivables and contract assets (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivables and contract assets
Balance at beginning of year	$ (600)	$ (254)
Provision	(8,792)	(1,785)
Reversal	6,182	1,476
Write-off	0	4
Translation to presentation currency	330	(41)
Balance at end of period	$ (2,880)	$ (600)